Bradford D. Rodgers

Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 6, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:         Protective Life Insurance Company

Protective COLI VUL

Protective Executive Benefits Registered VUL

Filing Pursuant to Rule 497(j) for

File No. 333-248236; 811-23604

Commissioners:

On behalf of  Protective Life Insurance Company and the Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Executive Benefits Registered VUL”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 for Protective COLI VUL Separate Account as filed with the Commission on April 29, 2021 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers